Derivative financial instruments and market risks (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Summary of Fair Value of Derivative Instruments
The table below shows the fair value of derivative instruments as of December 31, 2023, 2022 and 2021:

(€ million)	Non-current assets	Current assets	Total assets	Non-current liabilities	Current liabilities	Total liabilities	Market value at December 31, 2023 (net)	Market value at December 31, 2022 (net)	Market value at December 31, 2021 (net)
Currency derivatives	—	201	201	—	(126)	(126)	75	112	222
operating	—	67	67	—	(45)	(45)	22	22	10
financial	—	134	134	—	(81)	(81)	53	90	212
Interest rate derivatives	—	—	—	(164)	(1)	(165)	(165)	(232)	7
Equity derivatives	—	—	—	—	—	—	—	—	(16)
Total	—	201	201	(164)	(127)	(291)	(90)	(120)	213

Summary of Operating Currency Hedging Instruments
The table below shows operating currency hedging instruments in place as of December 31, 2023, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2023			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	6,112	30	—	—	—	6,112	30
of which US dollar	2,981	35	—	—	—	2,981	35
of which Chinese yuan renminbi	788	7	—	—	—	788	7
of which Singapore dollar	419	(1)	—	—	—	419	(1)
of which Japanese yen	339	(6)	—	—	—	339	(6)
of which Korean won	192	(4)	—	—	—	192	(4)
Forward currency purchases	4,246	(8)	—	—	—	4,246	(8)
of which US dollar	2,022	(12)	—	—	—	2,022	(12)
of which Singapore dollar	876	—	—	—	—	876	—
of which Chinese yuan renminbi	364	(1)	—	—	—	364	(1)
of which Korean won	137	2	—	—	—	137	2
of which Japanese yen	123	1	—	—	—	123	1
Total	10,358	22	—	—	—	10,358	22
The table below shows operating currency hedging instruments in place as of December 31, 2022, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2022			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	5,403	49	—	—	—	5,403	49
of which US dollar	2,732	56	—	—	—	2,732	56
of which Chinese yuan renminbi	576	2	—	—	—	576	2
of which Japanese yen	240	(5)	—	—	—	240	(5)
of which Singapore dollar	180	1	—	—	—	180	1
of which Korean won	179	(14)	—	—	—	179	(14)
Forward currency purchases	3,459	(27)	—	—	—	3,459	(27)
of which US dollar	2,047	(21)	—	—	—	2,047	(21)
of which Singapore dollar	375	(7)	—	—	—	375	(7)
of which Chinese yuan renminbi	142	—	—	—	—	142	—
of which Korean won	130	4	—	—	—	130	4
of which Taiwan dollar	84	—	—	—	—	84	—
Total	8,862	22	—	—	—	8,862	22
The table below shows operating currency hedging instruments in place as of December 31, 2021, with the notional amount translated into euros at the relevant closing exchange rate:

December 31, 2021			Of which derivatives designated as cash flow hedges			Of which derivatives not eligible for hedge accounting
(€ million)	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity	Notional amount	Fair value
Forward currency sales	3,912	4	–	–	–	3,912	4
of which US dollar	1,392	5	–	–	–	1,392	5
of which Chinese yuan renminbi	665	(2)	–	–	–	665	(2)
of which Singapore dollar	355	(1)	–	–	–	355	(1)
of which Japanese yen	199	3	–	–	–	199	3
of which Taiwan dollar	122	(1)	–	–	–	122	(1)
Forward currency purchases	2,374	6	–	–	–	2,374	6
of which US dollar	833	(2)	–	–	–	833	(2)
of which Singapore dollar	696	7	–	–	–	696	7
of which Chinese yuan renminbi	255	—	–	–	–	255	—
of which Hungarian forint	77	—	–	–	–	77	—
of which Russian rouble	72	(1)	–	–	–	72	(1)
Total	6,286	10	–	–	–	6,286	10

Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated
The table below shows financial currency hedging instruments in place, with the notional amount translated into euros at the relevant closing exchange rate:

	2023				2022			2021
(€ million)	Notional amount		Fair value	Expiry	Notional amount	Fair value	Expiry	Notional amount	Fair value	Expiry
Forward currency sales	10,279		111		7,559	66		7,655	15
of which US dollar	6,628	(a)	101	2024	6,114	59	2023	5,384	23	2022
of which Singapore dollar	1,556		6	2024	—	—		—	—
of which Chinese yuan renminbi	513		4	2024	203	2	2023	70	(2)	2022
Forward currency purchases	7,055		(58)		4,997	24		9,293	197
of which US dollar	3,073	(b) (c)	(52)	2024	2,011	(4)	2023	4,816	128	2022
of which Singapore dollar	2,696		(10)	2024	2,154	22	2023	2,910	75	2022
of which Japanese yen	341		3	2024	205	4	2023	235	(2)	2022
Total	17,334		53		12,556	90		16,948	212
(a)    Includes forward sales with a notional amount of $3,615 million expiring in 2024, designated as a hedge of Sanofi’s net investment in Bioverativ. As of December 31, 2023, the fair value of these forward contracts represented an asset of €54 million; the opposite entry was recognized in "Other comprehensive income", with the impact on financial income and expense being immaterial.
(b)    Includes forward purchases with a notional amount of $1,000 million expiring in 2024, designated as a fair value hedge of the exposure of $1,000 million of bond issues to fluctuations in the EUR/USD spot rate. As of December 31, 2023, the fair value of the contracts was a liability of €31 million, the opposite entry for €2.7 million of which was credited to “Other comprehensive income” under the cost of hedging accounting treatment.
(c)    Includes forward purchases with a notional amount of $1,044 million expiring in 2024, designated as a fair value hedge of the exposure of an equivalent amount of commercial paper. As of December 31, 2023, the fair value of the swaps was a liability of €3 million, the opposite entry for €0.7 million of which was credited to “Other comprehensive income” under the cost of hedging accounting treatment.

Disclosure of Instruments
The table below shows interest rate hedging instruments in place as of December 31, 2023:

	Notional amounts by expiry date as of December 31, 2023								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2024	2025	2026	2027	2028	2029 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized SOFR USD/receive 1.03%	—	—	—	—	453	—	453	(49)	453	(49)	—	—	—
pay capitalized SOFR USD/receive 1.32%	—	—	—	—	453	—	453	(43)	453	(43)	—	—	—
pay capitalized Ester/receive 0.69%	—	850	—	—	—	—	850	(28)	850	(28)	—	—	—
pay capitalized Ester/receive 0.92%	—	—	—	—	—	650	650	(44)	650	(44)	—	—	—
pay capitalized Ester / receive 3.43%	999	—	—	—	—	—	999	(1)	999	(1)	—	—	—
Total	999	850	—	—	906	650	3,405	(165)	3,405	(165)	—	—	—
The table below shows interest rate hedging instruments in place as of December 31, 2022:

	Notional amounts by expiry date as of December 31, 2022								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2023	2024	2025	2026	2027	2028 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized SOFR USD/receive 1.03%	—	—	—	—	—	467	467	(62)	467	(62)	—	—	—
pay capitalized SOFR USD/receive 1.32%	—	—	—	—	—	467	467	(56)	467	(56)	—	—	—
pay capitalized Ester/receive 0.69%	—	—	850	—	—	—	850	(43)	850	(43)	—	—	—
pay capitalized Ester/receive 0.92%	—	—	—	—	—	650	650	(71)	650	(71)	—	—	—
Total	—	—	850	—	—	1,584	2,434	(232)	2,434	(232)	—	—	—
The table below shows interest rate hedging instruments in place as of December 31, 2021:

	Notional amounts by expiry date as of December 31, 2021								Of which designated as fair value hedges		Of which designated as cash flow hedges
(€ million)	2022	2023	2024	2025	2026	2027 and later	Total	Fair value	Notional amount	Fair value	Notional amount	Fair value	Of which recognized in equity
Interest rate swaps
pay capitalized EONIA/receive 0.06%	2,000	—	—	—	—	—	2,000	10	2,000	10	—	—	—
pay -0.57%/receive capitalized EONIA	600	—	—	—	—	—	600	1	—	—	600	1	—
pay capitalized USD SOFR/receive 1.03%	—	—	—	—	—	440	440	(5)	440	(5)	—	—	—
pay capitalized USD SOFR/receive 1.32%	—	—	—	—	—	440	440	3	440	3	—	—	—
receive capitalized Eonia/pay 1.48%(a)	42	57	—	—	—	—	99	(3)	99	(3)	—	—	—
Total	2,642	57	—	—	—	880	3,579	7	2,979	6	600	1	—
(a)    These interest rate swaps hedge fixed-rate bonds with a nominal of €99 million held in a Professional Specialized Investment Fund dedicated to Sanofi and recognized within “Long-term loans and advances and other non-current receivables” (see Note D.7.).

Disclosure of Actual or Potential Effects of Netting Arrangements
The table below is prepared in accordance with the accounting policies described in Note B.8.3.:

(€ million)	2023		2022		2021
	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities	Derivative financial assets	Derivative financial liabilities
Gross carrying amounts before offset (a)	201	(291)	206	(326)	298	(85)
Gross amounts offset (in accordance with IAS 32) (b)	—	—	—	—	—	—
Net amounts as reported in the balance sheet (a) - (b) = (c)	201	(291)	206	(326)	298	(85)
Effects of other netting arrangements (not fulfilling the IAS 32 criteria for offsetting) (d)	—	—
Financial instruments	(171)	171	(160)	160	(67)	67
Fair value of financial collateral	N/A	N/A	N/A	N/A	N/A	N/A
Net exposure (c) + (d)	30	(120)	46	(166)	231	(18)